Stock-based compensation - General (Details)	Mar. 31, 2017 shares
Inducement Plan
Stock-based compensation
Number of shares available for issuance	733,450
2015 Plan
Stock-based compensation
Number of shares available for issuance	422,133
Non-Employee Director Plan
Stock-based compensation
Number of shares available for issuance	240,792